Commitments and contingencies - Additional Information (Detail) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
Capital expenditure commitments	¥ 46,391	$ 7,280